Parent Only Information (Details) - Schedule of Condensed Balance Sheets - Parent [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents		¥ 1,034	$ 146	¥ 658
Amount due from inter-company		439,313	61,876	501,913
Other current assets		69,728	9,821	42,090
Non-current assets
Investment in subsidiaries
TOTAL ASSETS		510,075	71,843	544,661
Current liabilities
Investment deficit in subsidiaries and consolidated VIEs		396,106	55,790	400,518
Other current liabilities		46,617	6,566	78,585
Total current liabilities		442,723	62,356	479,103
Non-current liabilities:
Other non-current liabilities		5,383	759	14,291
TOTAL LIABILITIES		448,106	63,115	493,394
EQUITY
Additional paid-in capital		4,573,515	644,166	4,550,134
Accumulated deficit		(4,534,399)	(638,657)	(4,523,227)
Accumulated other comprehensive loss		22,754	3,205	24,297
TOTAL EQUITY		61,969	8,728	51,267
TOTAL LIABILITIES AND EQUITY		510,075	71,843	544,661
Class A Ordinary Shares [Member]
EQUITY
Ordinary shares	[1]	93	13	57
Class B Ordinary Shares [Member]
EQUITY
Ordinary shares	[1]	¥ 6	$ 1	¥ 6

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.